Non-current trade receivables and other non-current assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 4,094	€ 3,764	€ 1,200
Total Non-current Grant receivables	4,094	3,764
Deposits	222	262
Total Other non-current assets	€ 222	€ 262